Consolidated statements of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income/(loss)		€ 17,161	€ (21,489)	€ (13,049)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in):
Depreciation (property and equipment, internal-use software and website development)		10,298	11,370	7,802
Amortization of intangible assets	[1]	1,685	1,684	3,220
Impairment of internal-use software and website development		96	1,437	0
Share-based compensation (see Note 10)		19,891	20,702	16,025
Deferred income taxes		1,904	(1,755)	(4,851)
Foreign exchange (gain)/loss		429	587	(217)
Bad debt expense		754	630	78
Non-cash charge, contribution from Parent		0	0	107
Gain on deconsolidation of entity		0	0	(2,007)
Loss on sale of fixed assets		2	605	0
Gain from settlement of asset retirement obligation		(209)	0	0
Gain from equity method investment		(453)	(19)	0
Changes in operating assets and liabilities:
Accounts receivable, including related party		24,926	(13,432)	(29,734)
Prepaid expense and other assets		3,696	11,127	(10,434)
Accounts payable		(665)	(18,012)	13,590
Payroll liabilities		(4,476)	2,951	988
Accrued expenses and other liabilities		7,591	199	8,195
Deferred revenue		(2,310)	(773)	3,863
Taxes payable/receivable, net		(6,099)	(396)	(2,097)
Net cash provided by/(used in) operating activities		74,221	(4,584)	(8,521)
Investing activities:
Acquisition of business, net of cash acquired		0	0	(673)
Cash divested from deconsolidation		0	0	(249)
Purchase of investments		(10,000)	0	0
Capital expenditures, including internal-use software and website development		(8,017)	(24,779)	(17,364)
Proceeds from sale of fixed assets		36	634	0
Net cash used in investing activities		(17,981)	(24,145)	(18,286)
Financing activities:
Payments of initial public offering costs		0	0	(4,038)
Dividends paid to noncontrolling interest		0	0	(158)
Proceeds from exercise of option awards		202	161	42
Tax payments for shares withheld		0	0	(3,062)
Repayment of other non-current liabilities		(301)	0	0
Net cash provided by/(used in) financing activities		(99)	161	(7,216)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		94	(24)	(1,259)
Net increase/(decrease) in cash, cash equivalents and restricted cash		56,235	(28,592)	(35,282)
Cash, cash equivalents and restricted cash at beginning of year		164,308	192,900	228,182
Cash, cash equivalents and restricted cash at end of year		220,543	164,308	192,900
Supplemental cash flow information:
Cash paid for interest		51	223	2
Cash paid for taxes, net of refunds		25,171	3,325	2,550
Non-cash investing and financing activities:
Fixed assets-related payable		202	992	1,557
Capitalization of construction in process related to build-to-suit lease		€ 0	€ 36,979	€ 56,586

[1]

	Year ended December 31,
	2017	2018	2019
Amortization of internal use software costs included in selling and marketing	—	—	360
Amortization of acquired technology included in amortization of intangible assets	59	278	143
Amortization of internal use software and website development costs included in technology and content	1,742	2,214	3,239
Amortization of internal use software costs included in general and administrative	408	785	656